Shareholders' Equity (Deficit) - Schedule of Shares of Common Stock Available for Future Issuance on an as if Converted Basis (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common Stock Available For Future Issuance On An Converted Basis [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	40,252,490	33,218,139	33,218,139
Redeemable convertible preferred stock
Common Stock Available For Future Issuance On An Converted Basis [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	36,064,095	29,496,153	29,496,153
Common stock options outstanding
Common Stock Available For Future Issuance On An Converted Basis [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	3,697,392	3,718,568	903,700
Common stock options outstanding | Previously Reported [Member]
Common Stock Available For Future Issuance On An Converted Basis [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		1,157,796
Shares reserved for issuance under the 2018 Plan
Common Stock Available For Future Issuance On An Converted Basis [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		2,564,190	2,818,286
Shares reserved for issuance under the Share Incentive Plan
Common Stock Available For Future Issuance On An Converted Basis [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	491,003	3,418